Segment Information - Revenue by Geographic Area, Based on Where Guests are Sourced (Details) - USD ($) $ in Millions	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 12,168	$ 1,908	$ 5,595
North America
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	7,866	1,066	3,084
Europe
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	3,918	811	1,643
Australia and Asia
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	312	18	687
Other
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	$ 72	$ 14	$ 180